INCOME TAX - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Contingency [Line Items]
Valuation allowance, increase	$ (2,184)
Unrecognized tax benefits that would affect effective tax rate if recognized	0	$ 0
Federal
Income Tax Contingency [Line Items]
Operating loss carryforwards	25,635
State
Income Tax Contingency [Line Items]
Operating loss carryforwards	25,925
Local
Income Tax Contingency [Line Items]
Operating loss carryforwards	$ 18,560